Revenues and Cost of Services - Breakdown of Revenue From Contracts With Customers Per Type of Service (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Assets
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Amortization charge related to prepaid assets	$ 0	$ 567,000	$ 200,000